Schedule of key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 6,602	$ 6,765
Other long-term benefits	664	1,791
Total key management compensation	$ 7,266	$ 8,556